Long-term Investments - Roll Forward (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Investments
Balance at the beginning of the year	$ 1,288,816	$ 1,288,816	$ 1,318,207	$ 1,212,640
New investments/transferred from prepayments		671,550	168,283	775,637
Income (loss) from investments		1,120	(16,070)	(11,766)
Investment impairment		(60,988)	(122,098)	(36,309)
Unrealized loss, net			(35,607)	(80,795)
Disposal/dilution of investments				(521,848)
Disposal/dilution/refund of investments		(84,116)	(13,546)
Changes from cost method to consolidation (Note 5)			(29,071)
Fair value change through earnings (including adjustment of subsequent observable price changes)		96,533
Dividend received/entitled		(4,087)	(7,829)	(3,103)
Others		(29,252)	26,547	(16,249)
Balance at the end of the year		1,889,843	1,288,816	1,318,207
ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance	10,300	10,267
Cost Method/ Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Balance at the beginning of the year	866,613	866,613	782,291	554,921
New investments/transferred from prepayments		382,031	132,079	331,949
Investment impairment		(55,289)	(6,513)	(29,032)
Disposal/dilution of investments				(67,658)
Disposal/dilution/refund of investments			(10,410)
Changes from cost method to consolidation (Note 5)			(29,071)
Changes from cost method to equity method			(19,121)
Changes from cost method to available-for-sale securities			(2,213)
Changes from investments without readily determinable fair value to readily determinable fair value		(30,000)
Fair value change through earnings (including adjustment of subsequent observable price changes)		166,553
Others		(19,940)	19,571	(7,889)
Balance at the end of the year		1,282,549	866,613	782,291
Cost Method/ Equity Securities Without Readily Determinable Fair Values | ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance		(27,419)
Cost Method/ Equity Securities Without Readily Determinable Fair Values | Private equity funds | ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance	27,400
Available for Sale Securities/ Equity Securities Readily Determinable Fair Values
Long-term Investments
Balance at the beginning of the year	107,372	107,372	154,289	311,497
New investments/transferred from prepayments		149,140	10,000	52,449
Investment impairment			(1,275)	(4,822)
Unrealized loss, net			(35,607)	(80,795)
Disposal/dilution of investments				(124,040)
Disposal/dilution/refund of investments		(87,351)	(22,248)
Changes from cost method to available-for-sale securities			2,213
Changes from investments without readily determinable fair value to readily determinable fair value		30,000
Fair value change through earnings (including adjustment of subsequent observable price changes)		(70,020)
Others		(891)
Balance at the end of the year		165,936	107,372	154,289
Available for Sale Securities/ Equity Securities Readily Determinable Fair Values | ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance		37,686
Available for Sale Securities/ Equity Securities Readily Determinable Fair Values | Private equity funds | ASU 2016-01
Long-term Investments
Impact of adoption of new investment guidance	37,700
Equity Method | E-House
Long-term Investments
Balance at the beginning of the year				210,461
New investments/transferred from prepayments				139,953
Income (loss) from investments				(3,760)
Disposal/dilution of investments				(341,052)
Others				(5,602)
Equity Method | Leju
Long-term Investments
Balance at the beginning of the year	57,409	57,409	199,662	4,344
New investments/transferred from prepayments				195,126
Income (loss) from investments		(9,080)	(30,796)	308
Investment impairment			(113,103)
Others		(186)	1,646	(116)
Balance at the end of the year		48,143	57,409	199,662
Equity Method | Other equity securities
Long-term Investments
Balance at the beginning of the year	$ 257,422	257,422	181,965	131,417
New investments/transferred from prepayments		140,379	26,204	56,160
Income (loss) from investments		10,200	14,726	(8,314)
Investment impairment		(5,699)	(1,207)	(2,455)
Disposal/dilution of investments				10,902
Disposal/dilution/refund of investments		3,235	19,112
Changes from cost method to equity method			19,121
Dividend received/entitled		(4,087)	(7,829)	(3,103)
Others		(8,235)	5,330	(2,642)
Balance at the end of the year		$ 393,215	$ 257,422	$ 181,965